Multi Class Prospectus | PACE® International Equity Investments
PACE® International Equity Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013, as supplemented to date

Because Los Angeles Capital engages in short sales as part of its investment strategy, the increased allocation to Los Angeles Capital is expected to increase the fund's total annual fund operating expenses. The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 49 of the Multi-Class Prospectus is thus revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual Fund Operating Expenses Multi Class Prospectus PACE® International Equity Investments		CLASS A	CLASS C	CLASS Y
Management fees		0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.79%	0.88%	0.78%
Miscellaneous expenses (includes administration fee of 0.10%)		0.38%	0.47%	0.37%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	[1]	0.41%	0.41%	0.41%
Total annual fund operating expenses		1.83%	2.67%	1.57%
[1]	These "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimates and may vary based on actual investments.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Example" on page 49 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example Multi Class Prospectus PACE® International Equity Investments (USD $)	1 year	3 years	5 years	10 years
CLASS A	726	1,094	1,486	2,580
CLASS C	370	829	1,415	3,003
CLASS Y	160	496	855	1,867

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
Multi Class Prospectus PACE® International Equity Investments CLASS C	270	829	1,415	3,003

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.